SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.1%
Communication Services — 0.9%
AT&T
5.539%, 02/20/2026	$300	$298
Take-Two Interactive Software
3.300%, 03/28/2024	21	21
Verizon Communications
6.140%, SOFRINDX + 0.790%, 03/20/2026 (A)	279	280
3.500%, 11/01/2024	1,680	1,642

		2,241

Consumer Discretionary — 2.5%
AutoZone
5.050%, 07/15/2026	450	442
Daimler Truck Finance North America LLC
6.352%, SOFRRATE + 1.000%, 04/05/2024 (A)(B)	450	451
6.098%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	600	599
General Motors Financial
6.108%, SOFRRATE + 0.760%, 03/08/2024 (A)	500	500
5.973%, SOFRRATE + 0.620%, 10/15/2024 (A)	2,170	2,164
Hyundai Capital America
6.250%, 11/03/2025 (B)	250	250
1.000%, 09/17/2024 (B)	1,250	1,195
Nordstrom
2.300%, 04/08/2024	210	205
Starbucks
5.763%, SOFRINDX + 0.420%, 02/14/2024 (A)	345	345

		6,151

Consumer Staples — 0.7%
General Mills
5.241%, 11/18/2025	320	317
JDE Peet's
0.800%, 09/24/2024 (B)	500	476
Kenvue
5.500%, 03/22/2025	275	274
Keurig Dr Pepper
0.750%, 03/15/2024	325	319
Mondelez International
2.125%, 03/17/2024	290	286

		1,672

Energy — 3.9%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (B)	55	55
Devon Energy
5.250%, 09/15/2024	930	922

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
5.974%, SOFRINDX + 0.630%, 02/16/2024 (A)	$775	$775
Energy Transfer
5.875%, 01/15/2024	870	870
Kinder Morgan Energy Partners
4.300%, 05/01/2024	1,350	1,338
Occidental Petroleum
5.875%, 09/01/2025	375	374
ONEOK
5.550%, 11/01/2026	450	445
Ovintiv
5.650%, 05/15/2025	400	398
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	199
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,230	1,211
Southern Union
7.600%, 02/01/2024	700	701
Western Midstream Operating
3.100%, 02/01/2025	400	384
Williams
5.400%, 03/02/2026	485	480
4.300%, 03/04/2024	1,365	1,356

		9,508

Financials — 18.8%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	297
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (A)	275	270
3.950%, 08/01/2025	325	314
3.375%, 05/03/2024	350	345
Athene Global Funding
6.045%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	822
Banco Santander
3.892%, 05/24/2024	400	395
Bank of America
6.044%, SOFRRATE + 0.690%, 04/22/2025 (A)	650	648
5.650%, 08/18/2025	325	324
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	275	268
Bank of America MTN
6.015%, SOFRRATE + 0.660%, 02/04/2025 (A)	510	509
1.843%, SOFRRATE + 0.670%, 02/04/2025 (A)	1,830	1,805

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
5.969%, SOFRINDX + 0.620%, 09/15/2026 (A)	$675	$667
5.672%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	325
Bank of New York Mellon MTN
5.148%, SOFRRATE + 1.067%, 05/22/2026 (A)	250	247
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (B)	350	341
4.524%, 07/13/2025 (B)	250	243
Barclays PLC
2.852%, SOFRRATE + 2.714%, 05/07/2026 (A)	235	222
BPCE
5.029%, 01/15/2025 (B)	345	339
Brighthouse Financial Global Funding MTN
6.113%, SOFRRATE + 0.760%, 04/12/2024 (A)(B)	445	443
Canadian Imperial Bank of Commerce
5.749%, SOFRINDX + 0.400%, 12/14/2023 (A)	575	575
Capital One Financial
6.038%, SOFRRATE + 0.690%, 12/06/2024 (A)	425	420
4.985%, SOFRRATE + 2.160%, 07/24/2026 (A)	250	241
Charles Schwab
5.875%, 08/24/2026	375	372
Citigroup
6.049%, SOFRRATE + 0.694%, 01/25/2026 (A)	350	347
6.025%, SOFRRATE + 0.669%, 05/01/2025 (A)	250	249
3.352%, TSFR3M + 1.158%, 04/24/2025 (A)	1,695	1,669
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/2026 (A)	250	236
4.119%, SOFRRATE + 1.395%, 05/23/2025 (A)	250	241
CNA Financial
7.250%, 11/15/2023	200	200
Commonwealth Bank of Australia
5.869%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	424
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	248
Corebridge Financial
3.500%, 04/04/2025	230	221
Corebridge Global Funding
5.750%, 07/02/2026 (B)	180	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
5.589%, 07/05/2026 (B)	$420	$415
Credit Suisse NY
5.746%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,275
4.750%, 08/09/2024	250	247
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	350	349
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	304
Deutsche Bank NY
6.563%, SOFRRATE + 1.219%, 11/16/2027 (A)	550	528
5.843%, SOFRRATE + 0.500%, 11/08/2023 (A)	600	600
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	271
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	300	295
Fifth Third Bank
5.852%, SOFRINDX + 1.230%, 10/27/2025 (A)	470	458
GA Global Funding Trust
5.849%, SOFRRATE + 0.500%, 09/13/2024 (A)(B)	1,745	1,725
Goldman Sachs Group
6.055%, SOFRRATE + 0.700%, 01/24/2025 (A)	425	424
5.848%, SOFRRATE + 0.500%, 09/10/2024 (A)	250	249
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	375	371
1.757%, SOFRRATE + 0.730%, 01/24/2025 (A)	2,200	2,173
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (A)	300	305
5.925%, SOFRRATE + 0.580%, 11/22/2024 (A)	425	425
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (A)	250	243
Jackson Financial
1.125%, 11/22/2023	425	424
JPMorgan Chase
5.931%, SOFRRATE + 0.580%, 06/23/2025 (A)	325	324
5.882%, SOFRRATE + 0.535%, 06/01/2025 (A)	400	398

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.845%, SOFRRATE + 0.980%, 06/14/2025 (A)	$2,090	$2,058
KeyBank
5.669%, SOFRINDX + 0.320%, 06/14/2024 (A)	400	391
Macquarie Group MTN
6.063%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	425	422
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	290
4.650%, 01/27/2026	460	435
MassMutual Global Funding II
5.713%, SOFRRATE + 0.360%, 04/12/2024 (A)(B)	400	400
2.750%, 06/22/2024 (B)	705	691
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (A)	325	321
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (A)	275	269
3.620%, SOFRRATE + 1.160%, 04/17/2025 (A)	2,130	2,102
Morgan Stanley Bank
5.479%, 07/16/2025	375	373
4.754%, 04/21/2026	250	244
National Bank of Canada
0.750%, 08/06/2024	325	312
National Securities Clearing
5.150%, 05/30/2025 (B)	250	248
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	250
0.550%, 01/22/2024 (B)	400	395
NatWest Markets PLC
5.872%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	490	489
Pacific Life Global Funding II
5.500%, 08/28/2026 (B)	250	248
PNC Financial Services Group
6.615%, SOFRRATE + 1.730%, 10/20/2027 (A)	175	176
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	200	197
5.671%, SOFRINDX + 1.090%, 10/28/2025 (A)	425	421
Principal Life Global Funding II
5.803%, SOFRRATE + 0.450%, 04/12/2024 (A)(B)	170	170
Royal Bank of Canada MTN
5.200%, 07/20/2026	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale
6.403%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	$425	$423
4.351%, 06/13/2025 (B)	500	486
Standard Chartered PLC
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	300	304
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	348
Sumitomo Mitsui Trust Bank MTN
5.789%, SOFRRATE + 0.440%, 09/16/2024 (A)(B)	500	499
Toronto-Dominion Bank MTN
5.938%, SOFRRATE + 0.590%, 09/10/2026 (A)	425	419
5.698%, SOFRRATE + 0.350%, 09/10/2024 (A)	500	499
Truist Financial MTN
5.748%, SOFRRATE + 0.400%, 06/09/2025 (A)	400	391
UBS
0.700%, 08/09/2024 (B)	400	384
UBS MTN
5.716%, SOFRRATE + 0.360%, 02/09/2024 (A)(B)	400	400
US Bank
2.050%, 01/21/2025	1,495	1,423
Wells Fargo MTN
2.406%, TSFR3M + 1.087%, 10/30/2025 (A)	2,085	2,001
Wells Fargo Bank
5.550%, 08/01/2025	325	324

		46,297

Health Care — 3.5%
AbbVie
2.600%, 11/21/2024	1,735	1,676
Amgen
5.250%, 03/02/2025	275	273
Baxter International
5.787%, SOFRINDX + 0.440%, 11/29/2024 (A)	425	422
Cigna Group
0.613%, 03/15/2024	190	186
CommonSpirit Health
2.760%, 10/01/2024	995	966
CVS Health
5.000%, 02/20/2026	275	270
GE HealthCare Technologies
5.550%, 11/15/2024	1,935	1,926
Haleon US Capital LLC
3.024%, 03/24/2024	420	415

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
5.700%, 03/13/2026	$275	$273
Illumina
5.800%, 12/12/2025	300	297
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,730	1,708
Stryker
0.600%, 12/01/2023	230	229

		8,641

Industrials — 1.2%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	246
1.650%, 10/29/2024	1,655	1,578
Boeing
1.950%, 02/01/2024	425	420
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	450	433
Penske Truck Leasing LP
5.750%, 05/24/2026 (B)	250	246

		2,923

Information Technology — 2.3%
Hewlett Packard Enterprise
5.900%, 10/01/2024	1,500	1,497
Microchip Technology
0.972%, 02/15/2024	375	369
Sprint LLC
7.125%, 06/15/2024	1,675	1,683
TD SYNNEX
1.250%, 08/09/2024	650	624
VMware
1.000%, 08/15/2024	1,445	1,388

		5,561

Materials — 0.3%
Nutrien
5.900%, 11/07/2024	175	174
Sherwin-Williams
4.050%, 08/08/2024	250	246
Vulcan Materials
5.800%, 03/01/2026	275	273

		693

Utilities — 3.0%
American Electric Power
5.699%, 08/15/2025	350	347
CenterPoint Energy
5.993%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	325
Edison International
3.550%, 11/15/2024	275	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mississippi Power
5.652%, SOFRRATE + 0.300%, 06/28/2024 (A)	$350	$349
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	200
5.749%, 09/01/2025	225	224
4.255%, 09/01/2024	1,600	1,574
2.940%, 03/21/2024	450	445
Oncor Electric Delivery LLC
2.750%, 06/01/2024	1,340	1,315
Pacific Gas and Electric
3.250%, 02/16/2024	350	347
1.700%, 11/15/2023	275	274
Public Service Enterprise Group
0.841%, 11/08/2023	415	415
Sempra
5.400%, 08/01/2026	370	365
Southern California Edison
6.181%, SOFRINDX + 0.830%, 04/01/2024 (A)	620	620
Tampa Electric
3.875%, 07/12/2024	325	320

		7,387

Total Corporate Obligations
(Cost $91,832) ($ Thousands)		91,074

ASSET-BACKED SECURITIES — 34.1%
Automotive — 19.9%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	585	584
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (B)	194	194
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (B)	123	122
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (B)	201	201
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	82	81
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	675	660
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	386	385

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	$13	$13
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (B)	110	110
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (B)	295	294
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	115	115
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	170	170
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	1,180	1,181
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	251	250
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	305	298
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	301	293
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	1,576	1,513
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	436	434
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	920	916
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	780	777
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	400	400
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	404	383
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	59	54
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	145	134
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (B)	251	251
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (B)	95	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (B)	$410	$410
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.665%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	90	90
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (B)	354	351
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (B)	1,250	1,249
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (B)	425	424
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (B)	242	241
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (B)	233	232
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (B)	104	104
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (B)	295	295
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	147	144
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	160	157
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (B)	319	318
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (B)	298	297
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (B)	273	273
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	93	90
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	897	883
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	67	65
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (B)	263	262

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	$215	$213
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (B)	102	102
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	410	406
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (B)	905	–
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	27	26
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	63	63
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	170	169
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	110	110
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	77	74
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	206	202
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	495	494
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	865	846
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (B)	525	525
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	2	2
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	280
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	52	51
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (B)	266	265
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (B)	285	284
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	500	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	$480	$464
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	1,400	1,329
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	26	26
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/2026 (B)	179	178
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (B)	229	228
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (B)	340	338
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (B)	985	981
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl A2
4.590%, 05/15/2026 (B)	81	81
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (B)	345	344
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (B)	295	295
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	149	149
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	507	505
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	295	294
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	270	270
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (B)	1,069	1,064
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	602	600
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	425	423

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/2025 (B)	$171	$170
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (B)	260	257
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (B)	161	161
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (B)	795	794
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	430	429
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	129	127
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	145	144
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (B)	290	290
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	204	196
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (B)	300	300
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A2
5.090%, 01/15/2026	529	527
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	175	167
Nissan Auto Lease Trust, Ser 2023-A, Cl A2A
5.100%, 03/17/2025	452	450
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	170	170
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	235	234
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (B)	600	600
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (B)	315	305
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (B)	1,360	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (B)	$805	$805
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	491	488
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	208	207
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (B)	637	636
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	5	5
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	900	875
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	825	803
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	267	265
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	140	140
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (B)	550	526
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (B)	1,070	–
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (B)	195	194
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (B)	185	185
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (B)	310	310
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	615	613
Toyota Lease Owner Trust, Ser 2023-A, Cl A2
5.300%, 08/20/2025 (B)	215	214
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	14	14
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (B)	111	111

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	$50	$50
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (B)	88	88
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (B)	215	215
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	950	949
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (B)	275	263
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	76	75
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (B)	298	297
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (B)	659	658
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (B)	715	712
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (B)	790	788
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (B)	1,162	1,158
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (B)	545	541
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (B)	420	419
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	176	170
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	1,025	1,022
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	420	419
		48,846

Credit Card — 1.1%

Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/15/2026	425	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	$900	$878
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	340	328
Evergreen Credit Card Trust, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	500	495
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (B)	370	359
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	335	323
		2,787

Miscellaneous Business Services — 13.1%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
5.151%, TSFR1M + 0.794%, 01/25/2035 (A)	22	21
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	10	10
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	92	91
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	62	60
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	65	64
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (B)	265	264
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	78	76
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	146	145
Apidos CLO XII, Ser 2018-12A, Cl AR
6.736%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	585	584
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.687%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	501	499
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	140	123
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	54	53

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	$139	$137
Barings CLO, Ser 2018-3A, Cl A1
6.627%, TSFR3M + 1.212%, 07/20/2029 (A)(B)	110	110
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.606%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	470	469
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	283	273
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	177	176
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	77	76
BSPRT, Ser 2022-FL8, Cl A
6.820%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	418
Carbone CLO, Ser 2017-1A, Cl A1
6.817%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	217	217
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.634%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	619	616
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.657%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	395	393
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	42	41
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (B)	375	374
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	236	228
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054 (A)(B)	30	29
CIFC Funding, Ser 2017-1A, Cl ARR
6.784%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	302	301
CIFC Funding, Ser 2018-2A, Cl A1
6.717%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	296	295
CIFC Funding, Ser 2018-3A, Cl AR
6.528%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	270	269
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/2025	55	55
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	695	691

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	$380	$380
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	600	563
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (B)	353	348
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	173	172
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (B)	580	579
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (B)	215	215
Dewolf Park CLO, Ser 2021-1A, Cl AR
6.576%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	587	584
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	89	86
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (B)	200	200
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (B)	293	280
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (B)	316	314
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (B)	365	363
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (B)	320	317
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	28	27
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	395
Goldentree Loan Management US CLO, Ser 2021-2A, Cl AR
6.587%, TSFR3M + 1.172%, 11/20/2030 (A)(B)	342	341
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (B)	415	415
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (B)	680	675
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	68	64
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	149	148

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	$355	$352
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (B)	230	230
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	320	319
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	825	824
KKR CLO, Ser 2017-11, Cl AR
6.836%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	283	282
KKR CLO, Ser 2018-21, Cl A
6.656%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	442	440
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	9	9
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (B)	650	647
LCM XXIII, Ser 2020-23A, Cl A1R
6.747%, TSFR3M + 1.332%, 10/20/2029 (A)(B)	277	276
LCM XXIV, Ser 2021-24A, Cl AR
6.657%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	345	343
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (B)	640	638
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.674%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	479	477
Madison Park Funding XXX, Ser 2018-30A, Cl A
6.406%, TSFR3M + 1.012%, 04/15/2029 (A)(B)	816	810
Magnetite VIII, Ser 2018-8A, Cl AR2
6.636%, TSFR3M + 1.242%, 04/15/2031 (A)(B)	637	635
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/2032 (B)	23	22
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	73	73
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (B)	300	299
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (B)	308	306
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (B)	325	325
MF1, Ser 2022-FL8, Cl A
6.684%, TSFR1M + 1.350%, 02/19/2037 (A)(B)	400	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (B)	$250	$233
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	82	78
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (B)	340	339
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	379	339
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	457	392
Neuberger Berman Loan Advisers CLO, Ser 2021-25A, Cl AR
6.587%, TSFR3M + 1.192%, 10/18/2029 (A)(B)	877	872
Neuberger Berman Loan Advisers CLO, Ser 2021-26A, Cl AR
6.577%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	577	574
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	159	155
OCP CLO, Ser 2018-5A, Cl A1R
6.721%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	131	131
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (B)	1,230	1,228
OHA Credit Funding 10, Ser 2021-10A, Cl X
6.407%, TSFR3M + 1.012%, 01/18/2036 (A)(B)	79	79
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (B)	180	178
OZLM VII, Ser 2018-7RA, Cl A1R
6.674%, TSFR3M + 1.272%, 07/17/2029 (A)(B)	185	185
OZLM VIII, Ser 2021-8A, Cl A1R3
6.644%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	209	208
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.456%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	561	558
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (B)	700	671
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (B)	125	125

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	$19	$19
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	16	16
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (B)	633	631
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.424%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	113	112
Symphony Static CLO I, Ser 2021-1A, Cl A
6.470%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	402	400
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	40	40
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (B)	311	303
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,325	1,313
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	143	142
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (B)	305	305
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.610%, TSFR3M + 1.212%, 06/20/2029 (A)(B)	113	113
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	8	8
Voya CLO, Ser 2018-2A, Cl A1R
6.610%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	418	415
Voya CLO, Ser 2020-1A, Cl AR
6.716%, TSFR3M + 1.322%, 04/15/2031 (A)(B)	494	492
Voya CLO, Ser 2020-2A, Cl A1RR
6.684%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	317	315
		32,292

Total Asset-Backed Securities
(Cost $86,446) ($ Thousands)		83,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 13.5%
Agency Mortgage-Backed Obligations — 2.3%
FHLMC
5.298%, H15T1Y + 2.106%, 02/01/2030(A)	$3	$3
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl A2
3.062%, 12/25/2024	1,731	1,681
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	520	499
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	777	746
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	505	483
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	466	455
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	30	30
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	137	132
FNMA
6.000%, 01/01/2027	3	3
5.128%, RFUCCT6M + 1.863%, 09/01/2024(A)	1	1
5.038%, RFUCCT6M + 1.818%, 09/01/2024(A)	–	–
5.000%, 07/01/2024 to 03/01/2025	–	–
4.465%, H15T1Y + 2.215%, 01/01/2029(A)	2	2
4.245%, H15T1Y + 2.120%, 11/01/2025(A)	–	–
3.500%, 08/01/2032	253	239
3.000%, 10/01/2030 to 12/01/2030	439	413
2.885%, 01/01/2025	91	88
FNMA REMIC, Ser 2001-33, Cl FA
5.885%, SOFR30A + 0.564%, 07/25/2031(A)	2	2
FNMA REMIC, Ser 2002-64, Cl FG
5.686%, SOFR30A + 0.364%, 10/18/2032(A)	–	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	91	83
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	178	173
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	8	8
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	339	333
FNMA, Ser 2017-M13, Cl FA
5.828%, SOFR30A + 0.514%, 10/25/2024(A)	22	22

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M13, Cl A2
2.699%, 06/25/2025(A)	$201	$193
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	24	23

		5,612
Non-Agency Mortgage-Backed Obligations — 11.2%
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	26	24
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	127	115
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	149	135
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	82	74
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	68	61
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	226	185
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	208	169
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	379	307
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	88	79
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.233%, 07/25/2035(A)	22	20
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.628%, 11/25/2035(A)	4	3
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	179	173
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.883%, 06/25/2035(A)	10	9
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
5.605%, 08/25/2035(A)	27	24
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	299
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.252%, 09/15/2054(A)	391	382
BPR Trust, Ser 2021-TY, Cl A
6.500%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	$60	$56
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	105	91
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	83	75
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	192	167
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	59	56
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	90	87
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.369%, TSFR1M + 1.034%, 10/15/2036(A)(B)	435	432
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
6.529%, TSFR1M + 1.194%, 10/15/2036(A)(B)	374	371
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
6.320%, TSFR1M + 0.984%, 06/15/2038(A)(B)	580	565
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.101%, TSFR1M + 0.767%, 05/15/2038(A)(B)	261	255
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.149%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	266
BX Trust, Ser 2021-LGCY, Cl A
5.955%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	579
BX Trust, Ser 2022-LBA6, Cl A
6.335%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	366
BX, Ser 2021-MFM1, Cl B
6.399%, TSFR1M + 1.064%, 01/15/2034(A)(B)	421	411
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	413	392
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.521%, SOFR30A + 1.200%, 02/25/2050(A)(B)	248	231

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	$541	$528
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	196	191
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	323	312
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	275	274
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.658%, 09/25/2034(A)	6	5
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.420%, 03/25/2036(A)	34	26
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	89	85
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.979%, TSFR1M + 0.654%, 02/25/2035(A)	5	5
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	120	102
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	86	75
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	36	33
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	186	142
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	254	194
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	73	62
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	452	342
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	413	329
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(B)(C)	295	266
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	194	143
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	312	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	$337	$267
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	54	49
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	75	60
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	19	18
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	37	32
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	40	32
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	132	99
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.151%, TSFR1M + 0.815%, 11/15/2038(A)(B)	530	517
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.829%, TSFR1M + 1.494%, 07/15/2038(A)(B)	237	232
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.435%, SOFR30A + 5.114%, 11/25/2024(A)	–	–
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.335%, SOFR30A + 6.014%, 10/25/2028(A)	194	206
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.721%, 10/25/2048(A)(B)	300	287
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(C)	57	51
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	221	199
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	106	83
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	204	160
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	635	477
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.512%, 11/19/2035(A)	63	52

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	$59	$57
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	141	135
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.098%, 07/25/2035(A)	68	36
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.682%, 05/25/2037(A)	56	30
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.199%, TSFR1M + 0.874%, 01/25/2035(A)	11	10
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.959%, TSFR1M + 0.634%, 04/25/2035(A)	14	13
Impac CMB Trust, Ser 2005-3, Cl A1
5.919%, TSFR1M + 0.594%, 08/25/2035(A)	16	14
Impac CMB Trust, Ser 2005-5, Cl A1
6.079%, TSFR1M + 0.434%, 08/25/2035(A)	11	9
Impac CMB Trust, Ser 2005-8, Cl 1A
5.959%, TSFR1M + 0.634%, 02/25/2036(A)	32	29
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	273	217
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	206	155
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	212	167
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	107	106
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	70	68
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
6.621%, SOFR30A + 1.300%, 03/25/2051(A)(B)	386	364
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.051%, 08/25/2035(A)	13	11
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.125%, 05/25/2037(A)	30	25
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.755%, 10/25/2029(A)(B)	774	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.189%, TSFR1M + 0.864%, 04/25/2046(A)(B)	$78	$75
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.330%, TSFR1M + 0.996%, 05/15/2036(A)(B)	190	189
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	298	290
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.018%, 06/25/2037(A)	40	25
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	54	49
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	49	45
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	61	53
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	110	99
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	123	107
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	166	132
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.549%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,541	1,512
MHP, Ser 2021-STOR, Cl A
6.150%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	152
MHP, Ser 2022-MHIL, Cl A
6.149%, TSFR1M + 0.815%, 01/15/2027(A)(B)	187	182
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	396	384
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	35	34
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	640	607
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	119	109
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	35	35

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	$82	$80
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	800	783
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	92	87
Morgan Stanley Capital I Trust, Ser UB12, Cl ASB
3.436%, 12/15/2049	390	374
MortgageIT Trust, Ser 2005-5, Cl A1
5.959%, TSFR1M + 0.634%, 12/25/2035(A)	28	27
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	86	79
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	197	181
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.879%, 09/25/2057(A)(B)	95	86
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	28	25
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	54	50
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	72	63
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	334	265
OBX Trust, Ser 2018-1, Cl A2
6.089%, TSFR1M + 0.764%, 06/25/2057(A)(B)	14	13
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	270	197
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	467	360
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.846%, US0003M + 0.220%, 11/15/2038(A)(B)	44	42
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(C)	105	91
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	26	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.912%, 07/27/2037(A)	$44	$32
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.994%, US0001M + 0.540%, 01/20/2035(A)	5	4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	6	6
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	416	309
SREIT Trust, Ser 2021-MFP, Cl B
6.529%, TSFR1M + 1.194%, 11/15/2038(A)(B)	475	462
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	117	101
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	12	11
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	32	29
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	51	45
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	246	190
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	37	37
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	17	17
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	125	118
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.508%, TSFR1M + 0.714%, 02/25/2057(A)(B)	81	81
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	50	48
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	29	28
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	156	149

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.439%, TSFR1M + 1.114%, 10/25/2059(A)(B)	$300	$299
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	543	502
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	45	45
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	179	149
TTAN, Ser 2021-MHC, Cl B
6.550%, TSFR1M + 1.214%, 03/15/2038(A)(B)	236	230
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	318	303
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(B)(C)	30	29
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	43	41
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(C)	22	20
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(C)	67	62
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	208	172
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	104	86
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	133	109
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	175	155
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	189	160
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	100	87
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.838%, 03/25/2036(A)	46	40
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	118	114
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	105	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	$195	$186
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	280	264

		27,471
Total Mortgage-Backed Securities
(Cost $35,808) ($ Thousands)		33,083

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
FHLB
5.620%, 07/30/2024	1,325	1,322
5.550%, 07/19/2024	650	649
5.460%, 07/19/2024	650	648
5.300%, 05/22/2024	700	698
5.300%, 05/28/2024	700	698
FHLMC
5.300%, 01/27/2026	1,475	1,460
5.125%, 01/27/2025	725	719
4.320%, 03/21/2025	1,275	1,254
4.050%, 07/21/2025	1,680	1,642
4.050%, 08/28/2025	860	839
4.000%, 12/30/2024	950	934
4.000%, 02/28/2025	1,700	1,669
2.250%, 03/25/2025	1,775	1,699
FHLMC MTN
5.080%, 10/25/2024	1,350	1,344
FNMA
5.505%, 07/26/2024	800	798
3.875%, 08/28/2024	1,700	1,676

Total U.S. Government Agency Obligations
(Cost $18,302) ($ Thousands)		18,049

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Notes
3.875%, 03/31/2025	2,500	2,453
2.875%, 06/15/2025 (D)	2,000	1,929
2.500%, 05/31/2024	2,000	1,965
2.000%, 04/30/2024	350	344
1.750%, 12/31/2024	1,575	1,511
0.375%, 04/15/2024	6,925	6,768

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.250%, 06/15/2024	$1,700	$1,646

Total U.S. Treasury Obligations
(Cost $16,769) ($ Thousands)		16,616

MUNICIPAL BONDS — 1.0%
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	410	398

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (E)	1,100	1,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	$880	$881

Total Municipal Bonds
(Cost $2,383) ($ Thousands)		2,377

REPURCHASE AGREEMENT(F) — 0.2%
BNP Paribas
5.300%, dated 10/31/2023 to be repurchased on 11/01/2023, repurchase price $400,059 (collateralized by U.S. Government obligations, par value $200 - $307,000, 0.000% - 3.890%, 11/24/2023 - 12/01/2035; with a total market value $408,114)	400	400
Total Repurchase Agreement
(Cost $400) ($ Thousands)		400

Total Investments in Securities — 99.9%
(Cost $251,940) ($ Thousands)		$245,524

A list of the open futures contracts held by the fund at October 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	5	Dec-2023	$1,016	$1,012	$(4)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Dec-2023	$(637)	$(627)	$10
U.S. 10-Year Treasury Note	(15)	Dec-2023	(1,651)	(1,592)	59
			(2,288)	(2,219)	69
			$(1,272)	$(1,207)	$65

Percentages are based on Net Assets of $245,670 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2023, the value of these securities amounted to $99,021 ($ Thousands), representing 40.3% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Security is escrowed to maturity.
(F)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 80.0%
Agency Mortgage-Backed Obligations — 76.5%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$2,590	$2,535
5.500%, 02/01/2053	2,936	2,797
5.373%, H15T1Y + 2.235%, 04/01/2029(A)	1	1
5.293%, H15T1Y + 2.266%, 06/01/2024(A)	–	–
4.750%, H15T1Y + 2.375%, 06/01/2024(A)	–	–
4.500%, 04/01/2024 to 12/01/2039	937	880
4.425%, H15T1Y + 2.175%, 05/01/2024(A)	–	–
4.210%, H15T1Y + 0.000%, 12/01/2023(A)	1	1
4.000%, 01/01/2033 to 07/01/2049	5,019	4,676
3.500%, 01/01/2029 to 05/01/2035	13,557	12,908
3.000%, 12/01/2031 to 12/01/2046	9,165	7,979
2.500%, 06/01/2030 to 02/01/2032	3,756	3,472
2.000%, 05/01/2036 to 06/01/2036	2,724	2,322
1.500%, 09/01/2041	556	416
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	2,430	2,380
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	1,455	1,397
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.746%, 06/25/2027(A)	17,624	384
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.592%, 01/25/2030(A)	12,347	948
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.582%, 01/25/2031(A)	13,554	429
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.515%, 03/25/2031(A)	10,155	293
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,653	417
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/2024	1,718	1,705
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.632%, 10/25/2026(A)	23,141	330
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.777%, 03/25/2028(A)	7,569	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
5.781%, SOFR30A + 0.464%, 08/25/2024(A)	$273	$273
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.921%, SOFR30A + 0.604%, 02/25/2026(A)	2,591	2,590
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.911%, SOFR30A + 0.594%, 04/25/2026(A)	3,612	3,606
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.931%, SOFR30A + 0.614%, 10/25/2026(A)	2,750	2,738
FHLMC REMIC, Ser 2003-2571, Cl FY
6.185%, SOFR30A + 0.864%, 12/15/2032(A)	1,666	1,672
FHLMC REMIC, Ser 2006-3148, Cl CF
5.835%, SOFR30A + 0.514%, 02/15/2034(A)	72	70
FHLMC REMIC, Ser 2006-3153, Cl FX
5.785%, SOFR30A + 0.464%, 05/15/2036(A)	53	52
FHLMC REMIC, Ser 2006-3174, Cl FA
5.735%, SOFR30A + 0.414%, 04/15/2036(A)	1,036	1,021
FHLMC REMIC, Ser 2006-3219, Cl EF
5.835%, SOFR30A + 0.514%, 04/15/2032(A)	1,528	1,497
FHLMC REMIC, Ser 2007-3339, Cl HF
5.955%, SOFR30A + 0.634%, 07/15/2037(A)	1,599	1,562
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	597	553
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,532	1,453
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	4,362	4,261
FHLMC REMIC, Ser 2011-3788, Cl FA
5.965%, SOFR30A + 0.644%, 01/15/2041(A)	2,239	2,188
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	100	3
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	98	2
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	73	–
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	80	3
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,691

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	$1,177	$992
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	853	796
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	917	857
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	207	4
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	187	5
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	339	29
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	163	6
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	156	6
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	424	19
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	242	9
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	116	4
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	920	818
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,804
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	628	21
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	4,901	4,331
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	1,972	1,850
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,032	919
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	347	25
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	483	72
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	449	402
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,075
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	595	528
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	5,337	4,464
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	616	129
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,956	286
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,979	571

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	$2,733	$554
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,341	1,002
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	3,153	2,803
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	6,929	5,505
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,329	469
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,575	575
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,342	1,878
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	6,163	5,606
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	179	177
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,709	261
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	551	22
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	4,073	570
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,768	578
FNMA
7.000%, 06/01/2037	2	2
6.500%, 05/01/2026 to 01/01/2036	42	42
6.209%, H15T1Y + 2.165%, 08/01/2029(A)	26	25
6.000%, 09/01/2024 to 05/01/2053	1,446	1,416
5.500%, 01/01/2024 to 06/01/2053	6,039	5,733
5.186%, RFUCCT6M + 1.508%, 08/01/2027(A)	3	3
5.128%, RFUCCT6M + 1.863%, 09/01/2024(A)	12	11
4.500%, 04/01/2026 to 08/01/2044	5,963	5,605
4.460%, 05/01/2028	1,714	1,640
4.190%, 04/01/2028	1,825	1,726
4.125%, 06/01/2028	1,087	1,023
4.030%, 06/01/2028	1,430	1,341
4.000%, 05/01/2026 to 08/01/2051	4,539	4,194
3.980%, 07/01/2028	2,336	2,178
3.850%, 01/01/2024	507	504
3.717%, H15T1Y + 1.520%, 12/01/2029(A)	4	4
3.500%, 10/01/2027 to 02/01/2045	46,514	44,711
3.000%, 09/01/2027 to 11/01/2036	12,148	11,073
2.960%, 01/01/2027	1,138	1,058
2.500%, 01/01/2028 to 09/01/2036	24,267	22,601
2.000%, 05/01/2036 to 12/01/2036	6,821	5,813

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	$745	$619
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	225	7
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,884	365
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,585	582
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	2,932	449
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,852	579
FNMA or FHLMC TBA
2.000% - 6.000%, 11/15/2038 - 11/15/2053	19,172	19,615
FNMA REMIC, Ser 1994-77, Cl FB
6.935%, SOFR30A + 1.614%, 04/25/2024(A)	–	–
FNMA REMIC, Ser 2002-53, Cl FK
5.835%, SOFR30A + 0.514%, 04/25/2032(A)	35	34
FNMA REMIC, Ser 2006-76, Cl QF
5.835%, SOFR30A + 0.514%, 08/25/2036(A)	183	179
FNMA REMIC, Ser 2006-79, Cl DF
5.785%, SOFR30A + 0.464%, 08/25/2036(A)	142	139
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	180	177
FNMA REMIC, Ser 2007-64, Cl FB
5.805%, SOFR30A + 0.484%, 07/25/2037(A)	1,106	1,092
FNMA REMIC, Ser 2008-16, Cl FA
6.135%, SOFR30A + 0.814%, 03/25/2038(A)	486	478
FNMA REMIC, Ser 2009-110, Cl FD
6.185%, SOFR30A + 0.864%, 01/25/2040(A)	2,267	2,239
FNMA REMIC, Ser 2009-112, Cl FM
6.185%, SOFR30A + 0.864%, 01/25/2040(A)	1,455	1,438
FNMA REMIC, Ser 2009-82, Cl FC
6.355%, SOFR30A + 1.034%, 10/25/2039(A)	1,799	1,788
FNMA REMIC, Ser 2009-82, Cl FD
6.285%, SOFR30A + 0.964%, 10/25/2039(A)	1,828	1,813
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	470	441
FNMA REMIC, Ser 2010-56, Cl AF
5.668%, SOFR30A + 0.664%, 06/25/2040(A)	1,482	1,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	$1,009	$947
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	345	16
FNMA REMIC, Ser 2012-120, Cl ZB
3.500%, 11/25/2042	2,725	2,368
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,530	2,035
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,252	102
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	1,415	52
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.539%, 05/25/2042(A)	33	2
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	195	7
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	202	3
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	208	8
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	395	11
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	870	85
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	1,393	1,297
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	327	306
FNMA REMIC, Ser 2013-121, Cl FA
5.835%, SOFR30A + 0.514%, 12/25/2043(A)	10,499	10,138
FNMA REMIC, Ser 2013-130, Cl FQ
5.635%, SOFR30A + 0.314%, 06/25/2041(A)	1,816	1,775
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	886	825
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	1,579	1,470
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	757	704
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,194	5,714
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.000%, 08/25/2044(A)(B)	982	53
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(B)	829	35
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	571	542
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.000%, 06/25/2055(A)(B)	926	46
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	861	789

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	$135	$7
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	388	37
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,411	1,287
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	36	36
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	2,267	399
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	161	5
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	407	363
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	437	76
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,847	1,631
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,481	1,366
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	253	251
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,818	336
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,699	1,567
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	9,133	8,433
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,285	2,024
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	2,652	2,561
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,990	270
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	2,066	134
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,880	613
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,552	1,254
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,802	544
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,880	549
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,935	626
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,548	605
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	3,987	639
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	4,028	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	$5,907	$5,438
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	24,195	23,781
FNMA, Ser 2017-M13, Cl FA
5.828%, SOFR30A + 0.514%, 10/25/2024(A)	172	171
FNMA, Ser 2018- M12, Cl FA
5.828%, SOFR30A + 0.514%, 08/25/2025(A)	179	178
FNMA, Ser 2019-M21, Cl X1, IO
1.410%, 05/25/2029(A)	11,559	560
GNMA
6.500%, 12/15/2037 to 02/20/2039	91	93
6.000%, 02/15/2029 to 06/15/2041	416	418
5.500%, 10/15/2034 to 02/15/2041	894	883
5.000%, 09/15/2039 to 04/15/2041	494	477
4.500%, 09/20/2049	1,295	1,187
4.000%, 07/15/2041 to 08/15/2041	52	47
3.500%, 06/20/2046	1,709	1,485
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,809	1,788
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,230	262
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	589	128
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	840	789
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,741	268
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	3,039	2,872
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	3,049	2,882
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	1,503	1,421
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	1,431	1,352
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	248	238
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	1,814	1,714
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	152	4
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,315	1,173
GNMA, Ser 2013-129, Cl AF
5.854%, TSFR1M + 0.514%, 10/20/2039(A)	2,930	2,858
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	1,165	1,099

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	$6,365	$6,012
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	288	271
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	324	40
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	333	60
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	222	8
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	3,268	3,079
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	3,442	3,244
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	6,030	5,694
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	4,802	4,515
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	2,181	2,059
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	2,829	2,663
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	140	27
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	157	145
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	876	778
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,597	1,435
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	43	1
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	79	2
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	919	205
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	661	102
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	115	18
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	181	4
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	778	733
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	544	110
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	220	8
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	883	165
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	614	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	$862	$172
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,213	227
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	704	20
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	957	147
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	206	43
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	256	53
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	882	148
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,073	207
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	562	104
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	491	442
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,494	1,330
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	5,032	4,298
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,500	457
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,905	2,508
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,506	230
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,378	434
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,895	351
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,934	3,049
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	3,290	2,687
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,330	1,246
GNMA, Ser 2022-125, Cl BA
4.000%, 09/20/2044	2,977	2,811
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	3,278	3,126
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,880	2,502
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	4,947	4,631

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	$5,626	$5,224

		436,833
Non-Agency Mortgage-Backed Obligations — 3.5%
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,755	3,354
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	2,056	1,892
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	915	793
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	4,947	4,408
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	655	565
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	8,594	7,407
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,447	1,241

		19,660
Total Mortgage-Backed Securities
(Cost $481,656) ($ Thousands)		456,493

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Inflation Indexed Bonds
1.375%, 07/15/2033	3,412	3,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
4.000%, 02/15/2026	$40,300	$39,425
2.500%, 05/31/2024	22,050	21,669
1.000%, 12/15/2024 (C)	20,300	19,338
0.250%, 06/15/2024	45,925	44,461

Total U.S. Treasury Obligations
(Cost $131,508) ($ Thousands)		127,979

REPURCHASE AGREEMENTS(D) — 1.5%
BNP Paribas
5.300%, dated 10/31/2023 to be repurchased on 11/01/2023, repurchase price $4,300,633 (collateralized by U.S. Government obligations, ranging in par value $100 - $47,433,451, 1.500% - 5.095%, 11/30/2024 – 11/01/2051; with a total market value $4,386,025)	4,300	4,300
Deutsche Bank
5.300%, dated 10/31/2023 to be repurchased on 11/01/2023, repurchase price $4,300,633 (collateralized by a U.S. Government obligation, par value $4,906,200, 0.875%, 09/30/2026; with a total market value $4,386,040)	4,300	4,300

Total Repurchase Agreements
(Cost $8,600) ($ Thousands)		8,600

Total Investments in Securities — 103.9%
(Cost $621,764) ($ Thousands)		$593,072

A list of the open futures contracts held by the Fund at October 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,133	Dec-2023	$230,186	$229,344	$(842)

Short Contracts
U.S. 5-Year Treasury Note	(519)	Dec-2023	$(55,013)	$(54,223)	$790
U.S. 10-Year Treasury Note	(721)	Dec-2023	(79,352)	(76,550)	2,802
Ultra 10-Year U.S. Treasury Note	(201)	Dec-2023	(22,907)	(21,874)	1,033
			(157,272)	(152,647)	4,625
			$72,914	$76,697	$3,783

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

Short-Duration Government Fund (Concluded)

Percentages are based on Net Assets of $570,908 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.7%
Agency Mortgage-Backed Obligations — 98.4%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.746%, 06/25/2027(A)	$1,605	$35
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.696%, 04/25/2030(A)	1,143	93
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.424%, 07/25/2030(A)	1,316	93
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.958%, 09/25/2030(A)	1,512	76
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.772%, 12/25/2030(A)	2,314	95
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.582%, 01/25/2031(A)	2,984	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.515%, 03/25/2031(A)	1,339	39
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.471%, 02/25/2036(A)	602	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.632%, 10/25/2026(A)	2,109	30
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	66	2
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	66	2
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	47	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	96	3
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	124	3
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	112	4
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	108	4
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	158	6
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	274	236
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	218	16
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	103	19
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	172	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	$167	$114
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	182	27
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	223	24
FNMA
8.000%, 03/01/2027 to 09/01/2028	6	7
7.000%, 08/01/2032 to 09/01/2032	7	7
6.500%, 09/01/2032	17	17
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	416	318
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	28	1
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	269	27
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	135	19
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	24	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	130	5
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	85	8
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	264	13
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(C)	103	4
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	21	1
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	55	10
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	54
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	145	27
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	233	206
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	39
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	231
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	575
FNMA REMIC, Ser 2020-53, Cl ZM
2.000%, 08/25/2050	560	323
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	250	48
FNMA, Ser 2019-M21, Cl X1, IO
1.410%, 05/25/2029(A)	1,068	52
FNMA, Ser 2020-M2, Cl X, IO
0.310%, 01/25/2030(A)	799	8

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA
8.000%, 07/15/2026 to 03/15/2032	$39	$39
7.750%, 10/15/2026	3	2
7.500%, 02/15/2027 to 10/15/2035	33	33
7.250%, 01/15/2028	1	1
6.500%, 02/15/2027 to 10/15/2038	135	138
6.000%, 12/15/2027 to 11/15/2034	95	95
5.500%, 01/15/2033 to 02/15/2041	535	524
5.000%, 06/15/2033 to 07/15/2052	1,547	1,490
4.500%, 08/15/2033 to 10/20/2052	2,211	2,036
4.000%, 03/20/2040 to 09/20/2048	3,367	3,050
3.875%, 05/15/2042 to 08/15/2042	658	597
3.500%, 03/20/2041 to 02/20/2049	6,920	5,986
3.000%, 10/15/2042 to 10/20/2051	7,942	6,635
2.500%, 07/20/2045 to 12/20/2051	9,065	7,242
2.000%, 11/20/2045 to 08/20/2051	6,580	5,097
GNMA TBA
5.500% - 6.000%, 11/15/2053	515	504
2.000% - 5.000%, 01/15/2053 - 11/15/2053	1,592	1,602
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	242	52
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	264	57
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	215	158
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	213	33
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	101	3
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	18	–
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	252	208
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	50	39
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	56	43
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	212	26
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	220	40
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	376	302
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(D)	58	50
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	361	300
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	190	9
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	$59	$3
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	143	2
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	310	266
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	285	228
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	315	48
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	286	45
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	301	48
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	149	7
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	119	3
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	132	19
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	280	57
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	142	28
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	222	35
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	146	5
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	544	454
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	363	277
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	114	17
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	229	43
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	219	179
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	401	17
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	230	46
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	243	152
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	289	8
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	324	50
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	145	26
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	93	19

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	$80	$62
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	166
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	166
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	149	76
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	334
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	165	34
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	257	43
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	172
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	162
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	205
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	129	20
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	55	39
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	159	119
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	154	29
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	459	27

		43,413
Non-Agency Mortgage-Backed Obligations — 0.3%
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	187	153

Total Mortgage-Backed Securities
(Cost $51,531) ($ Thousands)		43,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT(E) — 5.9%
BNP Paribas
5.300%, dated 10/31/2023 to be repurchased on 11/01/2023, repurchase price $2,600,383 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $1,729,617, 3.290% - 5.080%, 07/01/2033 – 10/20/2063; with total market value $2,652,001)	$2,600	$2,600
Total Repurchase Agreement
(Cost $2,600) ($ Thousands)		2,600

Total Investments in Securities — 104.6%
(Cost $54,131) ($ Thousands)		$46,166

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2023

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	10	Dec-2023	$2,032	$2,025	$(7)
U.S. 5-Year Treasury Note	4	Dec-2023	424	417	(7)
U.S. 10-Year Treasury Note	9	Dec-2023	964	955	(9)
U.S. Ultra Long Treasury Bond	1	Dec-2023	128	113	(15)
			3,548	3,510	(38)
Short Contracts
U.S. Long Treasury Bond	(3)	Dec-2023	$(360)	$(328)	$32
Ultra 10-Year U.S. Treasury Note	(1)	Dec-2023	(115)	(109)	6
			(475)	(437)	38
			$3,073	$3,073	$–

Percentages are based on Net Assets of $44,122 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

SEI Daily Income Trust